Taxation - Additional Information (Detail) - GBP (£)			12 Months Ended
	Apr. 01, 2020	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of income tax expenses [line items]
Tax paid (net)			£ 449,000,000	£ 402,000,000	£ 343,000,000
Tax at average applicable rates			22.60%	22.40%	22.80%
Deferred tax charge directly in equity			£ 89,000,000	£ (54,000,000)
Deferred tax assets			405,000,000	444,000,000
Unused tax losses [member]
Disclosure of income tax expenses [line items]
Deferred tax assets			0	0
Unused trading losses carried forward			143,000,000	111,000,000
Deferred tax asset not recognised			34,000,000	30,000,000
Unrecognised losses expiration within 10 years			30,000,000	31,000,000
Unrecognised losses expiration more than 10 years			113,000,000	80,000,000
Deferred tax asset not recognised which can only be used to offset future capital gains			4,000,000	7,000,000
Other temporary differences [member]
Disclosure of income tax expenses [line items]
Amount of deferred tax asset losses			£ 23,000,000	£ 42,000,000
United Kingdom [member]
Disclosure of income tax expenses [line items]
Corporate tax rate			18.00%
Reduction in U.S. federal corporate tax rate			35.00%
U.S. federal and state tax rate			26.00%
Deferred tax credit			£ 346,000,000
Benefit from reduction in corporate tax rate in UK			3.90%	20.70%	22.70%
Deferred tax charge in other comprehensive income			£ 10,000,000
Deferred tax charge directly in equity			£ 5,000,000
Changes in tax rates or tax laws enacted or announced [member] | United Kingdom [member]
Disclosure of income tax expenses [line items]
Corporate tax rate	17.00%
Reduction in U.S. federal corporate tax rate		21.00%